Chrysler Financial Services Americas LLC	Distribution Date: 15-Sep-09
CFAST 2009-A Monthly Servicer’s Certificate (ML)	Page 1 of 2

Payment Determination Statement Number	2
Distribution Date	15-Sep-09
Record Date	14-Sep-09

Dates Covered	From and Including	To and Including
Collections Period	01-Aug-09	31-Aug-09
Accrual Period	17-Aug-09	14-Sep-09
30/360 Days	30
Actual/360 Days	29

	Number of
Collateral Pool Balance Data	Accounts	$ Amount
Pool Balance — Beginning of Period	76,673	$1,567,936,871.26
Collections of Installment Principal		36,899,490.92
Collections Attributable to Full Payoffs		9,170,621.66
Principal Amount of Repurchases		0.00
Principal Amount of Gross Losses		10,674.34

Pool Balance — End of Period(EOP)	76,078	$1,521,856,084.34

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$1,641,086,430.26
Pool Factor (Pool Balance as a % of Initial Pool Balance)	92.73%

Ending Overcollateralization(O/C) Amount	$375,317,934.08
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	132.735%
Ending Reserve Account Balance	$11,213,746.54

Cumulative Net Losses	$10,419.34
Net Credit Loss Ratio (3 mos weighted avg.)	0.004%
Cumulative Recovery Ratio	2.447%

Trigger	Compliance?
5.00%	Yes

	$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent	$1,063,996.06	0.070%	52
61-90 Days Delinquent	182,315.80	0.012%	7
91-120 Days Delinquent	0.00	0.000%	0
121 Days or More Delinquent	0.00	0.000%	0
Repossessions	197,190.87	0.013%	9

(1)	A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	$379,506.67
60+ Days Delinquency Ratio (3 mos Weighted Avg.)	0.01392%

	Current Month	Prior Month
Weighted Average A.P.R.	1.687%	1.680%
Weighted Average Remaining Term (months)	43.61	44.57
Weighted Average Seasoning (months)	5.30	4.30

Chrysler Financial Services Americas LLC	Distribution Date: 15-Sep-09
CFAST 2009-A Monthly Servicer’s Certificate (ML)	Page 2 of 2

Cash Sources
Collections of Installment Principal	$36,899,490.92
Collections Attributable to Full Payoffs	9,170,621.66
Principal Amount of Repurchases	0.00
Recoveries on Loss Accounts	255.00
Collections of Interest	2,186,649.19
Investment Earnings	3,300.75
Reserve Account Draw	0.00

Total Sources	$48,260,317.52

Cash Uses
Servicer Fee	$1,306,614.06
Backup Servicer Fee	$13,066.14
A Note Interest	2,179,776.32
Priority Principal Distribution Amount	0.00
Reserve Fund	0.00
Required Principal Distribution Amount	44,760,861.00
Transition Cost to Backup Servicer	0.00
Distribution to Class B Noteholders	0.00

Total Cash Uses	$48,260,317.52

Administrative Payment
Total Principal and Interest Sources	$48,260,317.52
Investment Earnings in Trust Account	(3,300.75)
Daily Collections Remitted	(48,256,487.43)
Cash Reserve in Trust Account	0.00
Servicer Fee (withheld)	(1,306,614.06)
Distribution to Class B Noteholders	0.00

Payment Due to/(from) Trust Account	($1,306,084.72)

O/C Release (Prospectus pg S38-S39)
Pool Balance	$1,521,856,084.34
Yield Supplement O/C Amount	(133,260,346.07)

Adjusted Pool Balance	$1,388,595,738.27

Total Securities	$1,146,538,150.26

Adjusted O/C Amount	$242,057,588.01

Target Overcollateralization Amount	$215,232,339.43

O/C Release Period?	No

O/C Release	$0.00

	Beginning	Ending	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	Payment	$1000 Face	Payment	$1000 Face
Class A-1 412,000,000.00 @ 1.0115%	339,899,011.26	295,138,150.26	44,760,861.00	108.6428665	276,956.32	0.6722241
Class A-2 121,200,000.00 @ 1.85%	121,200,000.00	121,200,000.00	0.00	0.0000000	186,850.00	1.5416667
Class A-3 730,200,000.00 @ 2.82%	730,200,000.00	730,200,000.00	0.00	0.0000000	1,715,970.00	2.3500000

Total Notes	$1,191,299,011.26	$1,146,538,150.26	$44,760,861.00		$2,179,776.32

*	Class A-1 Interest is computed on an Actual/360 basis while class A-2 interest and Class A-3 interest are calculated on a 30/360 basis. Actual days in current period 29